Trade And Other Payables - Schedule of Other Payables (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Payables for cash-settled long-term incentive plan	$ 478,808	$ 234,448
Payables for salaries and bonuses	873,768	1,375,627
Payables for professional fees	767,368	560,578
Others	293,625	154,385
Ending balance	2,413,569	2,325,038
Maturity analysis:
On demand or within 1 year	$ 2,413,569	$ 2,325,038